Document and Entity Information	Mar. 10, 2022
Cover [Abstract]
Entity Registrant Name	ZYNGA INC
Amendment Flag	false
Entity Central Index Key	0001439404
Document Type	8-K
Document Period End Date	Mar. 10, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-35375
Entity Tax Identification Number	42-1733483
Entity Address, Address Line One	699 Eighth Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(855)
Local Phone Number	449-9642
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock
Trading Symbol	ZNGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false